TAXATION - Significant components of the Group's deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 3,132,028	$ 429,086	¥ 2,447,162
Accrued expenses	269,237	36,885	91,794
Depreciation	24,487	3,355	19,095
Allowance for doubtful accounts	312,232	42,776	185,467
Government grant	1,545	212	21,808
Operating lease liabilities	30,568	4,188	28,405
Accrued interest	283,717	38,869	215,659
Finance lease liabilities	299,692	41,058	80,286
Impairment of long-lived assets	295,182	40,440	129,036
Others	16,316	2,235	11,557
Less: valuation allowance	(3,263,302)	(447,071)	(2,809,601)
Deferred tax assets, net	1,401,702	192,033	420,668
Deferred tax liabilities:
Operating lease right-of-use assets	28,524	3,908	25,464
Finance lease right-of-use assets	252,257	34,559	17,452
One-time deduction for fixed asset purchases	1,033,789	141,629	292,141
Long-lived assets arising from acquisition	166,592	22,823	204,032
Others	22,217	3,044	24,144
Deferred tax liabilities, gross	1,503,379	205,963	563,233
Net deferred tax liabilities :	¥ 101,677	$ 13,930	¥ 142,565